Athene Variable Annuity Account A
Financial Statements
As of and for the year ended December 31, 2025

Athene Variable Annuity Account A
Index to Financial Statements
As of and for the year ended December 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Policyowners of Athene Variable Annuity Account A and the
Board of Directors of Athene Annuity and Life Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of net assets of each of the subaccounts listed in the table below, which comprises Athene Variable Annuity Account A (the "Account") as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BNY Mellon Investment Portfolios Stock Index Fund	Fidelity Variable Insurance Products Overseas Portfolio	T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio
BNY Mellon Investment Portfolios Small Cap Stock Index Portfolio	Fidelity Variable Insurance Products Growth Portfolio	T. Rowe Price Equity Series, Inc. Equity Income Portfolio II
Invesco Variable Investment Funds High Yield Fund	Fidelity Variable Insurance Products Contrafund Portfolio	T. Rowe Price Equity Series, Inc. Health Science Portfolio II
Invesco Variable Investment Funds Core Equity Fund	Fidelity Variable Insurance Products Mid-Cap Portfolio	T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio
Lazard Retirement Series, Inc. Retirement U.S. Small Cap Equity Portfolio	Fidelity Variable Insurance Products Investment Grade Bond Portfolio	Vanguard Variable Insurance Funds Mid-Cap Index Portfolio
LVIP American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund	Fidelity Variable Insurance Products Government Money Market Fund	Vanguard Variable Insurance Funds Real Estate Index Portfolio
LVIP American Century Variable Portfolios, Inc. VP Value Fund	Janus Henderson Portfolio Overseas Portfolio	Vanguard Variable Insurance Funds Total Bond Market Index Portfolio
The Alger Funds Large Cap Growth Portfolio	Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio	Vanguard Variable Insurance Funds Total Stock Market Index Portfolio
The Alger Funds Mid Cap Growth Portfolio	Lord Abbett Series Fund, Inc. Growth & Income Portfolio	Vanguard Variable Insurance Funds Capital Growth Portfolio
The Alger Funds Capital Appreciation Portfolio	Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio

The financial highlights for the year ended December 31, 2021, were audited by other independent registered public accountants whose report, dated April 28, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Des Moines, Iowa
April 30, 2026

We have served as the Account’s auditor since 2022.

Athene Variable Annuity Account A
Statements of Net Assets
December 31, 2025

					Lazard
	BNY Mellon		Invesco Variable		Retirement
	Investment Portfolios		Investment Funds		Series, Inc.
					Retirement
		Small Cap			U.S. Small
	Stock	Stock Index	High Yield	Core Equity	Cap Equity
	Index Fund	Portfolio	Fund	Fund	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$258,160	$2,840	$8,111	$347,466	$277,277
Total Assets	$258,160	$2,840	$8,111	$347,466	$277,277

Net assets in the accumulation period	$258,160	$2,840	$8,111	$347,466	$277,277
Net assets	$258,160	$2,840	$8,111	$347,466	$277,277

Accumulation unit value low	$48.420	$38.510	$21.440	$39.600	$29.010
Accumulation unit value high	$60.660	$40.550	$24.550	$42.870	$55.370

Accumulation units outstanding	8,992	141	1,517	18,136	10,608

Shares of mutual funds owned	2,962	158	1,711	9,644	21,411

Investments, at cost	$162,117	$2,654	$8,784	$282,524	$297,398
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Net Assets
December 31, 2025

	LVIP American Century		The Alger
	Variable Portfolios, Inc.		Funds
	VP Disciplined		Large Cap	Mid Cap	Capital
	Core Value	VP Value	Growth	Growth	Appreciation
	Fund	Fund	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$10,802	$437,648	$79,842	$420,294	$584,452
Total Assets	$10,802	$437,648	$79,842	$420,294	$584,452

Net assets in the accumulation period	$10,802	$437,648	$79,842	$420,294	$584,452
Net assets	$10,802	$437,648	$79,842	$420,294	$584,452

Accumulation unit value low	$32.770	$36.880	$48.640	$40.480	$78.340
Accumulation unit value high	$40.180	$62.660	$71.630	$43.170	$126.550

Accumulation units outstanding	1,503	15,441	2,182	17,663	15,324

Shares of mutual funds owned	1,116	33,874	774	17,645	4,536

Investments, at cost	$9,239	$392,682	$51,989	$371,525	$415,806
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Net Assets
December 31, 2025

	Fidelity Variable Insurance Products
						Government
					Investment	Money
	Overseas	Growth	Contrafund	Mid-Cap	Grade Bond	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Assets
Investments in shares of mutual funds, at fair value	$377,495	$118,437	$323,738	$64,783	$287,616	$176,290
Total Assets	$377,495	$118,437	$323,738	$64,783	$287,616	$176,290

Net assets in the accumulation period	$377,495	$118,437	$323,738	$64,783	$287,616	$176,290
Net assets	$377,495	$118,437	$323,738	$64,783	$287,616	$176,290

Accumulation unit value low	$19.960	$49.460	$69.630	$46.510	$13.520	$9.520
Accumulation unit value high	$26.100	$76.200	$77.990	$49.290	$15.700	$11.080

Accumulation units outstanding	36,909	3,419	12,126	3,123	33,036	60,036

Shares of mutual funds owned	13,919	1,275	5,694	1,727	25,318	176,290

Investments, at cost	$335,888	$105,454	$281,352	$63,422	$310,446	$176,655
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Net Assets
December 31, 2025

	Janus
	Henderson	Lord Abbett
	Portfolio	Series Fund, Inc.

		Bond-	Growth &	Mid Cap
	Overseas	Debenture	Income	Stock
	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$17,640	$1,857	$327,588	$3,249
Total Assets	$17,640	$1,857	$327,588	$3,249

Net assets in the accumulation period	$17,640	$1,857	$327,588	$3,249
Net assets	$17,640	$1,857	$327,588	$3,249

Accumulation unit value low	$36.560	$20.770	$33.450	$27.360
Accumulation unit value high	$60.340	$21.870	$37.400	$28.810

Accumulation units outstanding	1,006	462	18,779	320

Shares of mutual funds owned	316	175	7,807	125

Investments, at cost	$10,637	$2,027	$275,509	$2,956
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Net Assets
December 31, 2025

	T. Rowe Price Equity Series, Inc.

	Blue Chip	Equity	Health	Moderate
	Growth	Income	Science	Allocation
	Portfolio	Portfolio II	Portfolio II	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$376,554	$6,755	$5,936	$54,732
Total Assets	$376,554	$6,755	$5,936	$54,732

Net assets in the accumulation period	$376,554	$6,755	$5,936	$54,732
Net assets	$376,554	$6,755	$5,936	$54,732

Accumulation unit value low	$77.930	$31.550	$83.530	$28.140
Accumulation unit value high	$82.670	$33.230	$87.960	$31.000

Accumulation units outstanding	10,946	472	8,912	4,010

Shares of mutual funds owned	5,764	236	110	2,440

Investments, at cost	$230,161	$6,053	$3,894	$48,553
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Net Assets
December 31, 2025

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock
	Mid-Cap	Real Estate	Market	Market	Capital
	Index	Index	Index	Index	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$9,323	$4,167	$1	$16,062	$5
Total Assets	$9,323	$4,167	$1	$16,062	$5

Net assets in the accumulation period	$9,323	$4,167	$1	$16,062	$5
Net assets	$9,323	$4,167	$1	$16,062	$5

Accumulation unit value low	$44.800	$24.450	$11.960	$53.820	$76.380
Accumulation unit value high	$47.180	$25.740	$12.590	$56.680	$80.440

Accumulation units outstanding	397	403	154	678	—

Shares of mutual funds owned	333	360	—	264	—

Investments, at cost	$6,849	$4,215	$2	$9,626	$3
(Concluded)
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2025

					Lazard
	BNY Mellon Investments		Invesco Variable		Retirement
	Investment Portfolios		Investment Funds		Series, Inc.
					Retirement
		Small Cap			U.S. Small
	Stock	Stock Index	High Yield	Core Equity	Cap Equity
	Index Fund	Portfolio	Fund	Fund	Portfolio

Income
Dividends	$2,483	$34	$557	$2,136	$—
Expenses
Mortality and expense and administration charges	3,074	47	234	4,580	3,451
Net investment income (loss)	(591)	(13)	323	(2,444)	(3,451)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	11,339	6	(339)	(3,820)	(15,670)
Capital gain distributions	13,111	259	—	24,595	33,268
Net realized gain (loss) on investments	24,450	265	(339)	20,775	17,598

Net change in unrealized appreciation
(depreciation) on investments	12,661	(157)	893	18,277	(15,163)
Net increase (decrease) in net assets
resulting from operations	$36,520	$95	$877	$36,608	$(1,016)
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2025

	LVIP American Century		The Alger
	Variable Portfolios, Inc.		Funds
	VP Disciplined		Large Cap	Mid Cap	Capital
	Core Value	VP Value	Growth	Growth	Appreciation
	Fund	Fund	Portfolio	Portfolio	Portfolio

Income
Dividends	$174	$6,869	$—	$—	$—
Expenses
Mortality and expense and administration charges	328	5,672	1,007	5,042	6,727
Net investment income (loss)	(154)	1,197	(1,007)	(5,042)	(6,727)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	(535)	22,632	7,960	4,675	59,828
Capital gain distributions	—	32,855	8,597	—	91,974
Net realized gain (loss) on investments	(535)	55,487	16,557	4,675	151,802

Net change in unrealized appreciation
(depreciation) on investments	2,649	1,607	4,067	61,984	21,203
Net increase (decrease) in net assets
resulting from operations	$1,960	$58,291	$19,617	$61,617	$166,278
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2025

	Fidelity Variable Insurance Products
						Government
					Investment	Money
	Overseas	Growth	Contrafund	Mid-Cap	Grade Bond	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Income
Dividends	$5,114	$58	$—	$265	$9,960	$21,976
Expenses
Mortality and expense and administration charges	4,511	1,285	4,101	820	3,325	6,742
Net investment income (loss)	603	(1,227)	(4,101)	(555)	6,635	15,234

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	12,097	1,645	35,900	158	(3,010)	—
Capital gain distributions	33,250	14,754	53,273	7,196	—	—
Net realized gain (loss) on investments	45,347	16,399	89,173	7,354	(3,010)	—

Net change in unrealized appreciation
(depreciation) on investments	12,384	5,611	(31,588)	(879)	11,446	—
Net increase (decrease) in net assets
resulting from operations	$58,334	$20,783	$53,484	$5,920	$15,071	$15,234
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2025

	Janus
	Henderson	Lord Abbett
	Portfolio	Series Fund, Inc.

		Bond-	Growth &	Mid Cap
	Overseas	Debenture	Income	Stock
	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$229	$108	$1,767	$10
Expenses
Mortality and expense and administration charges	241	31	3,710	55
Net investment income (loss)	(12)	77	(1,943)	(45)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	107	(6)	1,671	4
Capital gain distributions	—	—	32,664	254
Net realized gain (loss) on investments	107	(6)	34,335	258

Net change in unrealized appreciation
(depreciation) on investments	3,652	42	12,208	(51)
Net increase (decrease) in net assets
resulting from operations	$3,747	$113	$44,600	$162
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2025

	T. Rowe Price Equity Series, Inc.

	Blue Chip	Equity	Health	Moderate
	Growth	Income	Science	Allocation
	Portfolio	Portfolio II	Portfolio II	Portfolio

Income
Dividends	$—	$91	$—	$1,282
Expenses
Mortality and expense and administration charges	4,444	112	91	770
Net investment income (loss)	(4,444)	(21)	(91)	512

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	7,286	48	65	1,543
Capital gain distributions	31,435	648	216	2,337
Net realized gain (loss) on investments	38,721	696	281	3,880

Net change in unrealized appreciation
(depreciation) on investments	19,840	53	619	2,927
Net increase (decrease) in net assets
resulting from operations	$54,117	$728	$809	$7,319
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Operations
Year Ended December 31, 2025

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock
	Mid-Cap	Real Estate	Market	Market	Capital
	Index	Index	Index	Index	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$110	$113	$—	$169	$—
Expenses
Mortality and expense and administration charges	175	84	—	295	—
Net investment income (loss)	(65)	29	—	(126)	—

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	83	(2)	—	162	—
Capital gain distributions	440	72	—	787	—
Net realized gain (loss) on investments	523	70	—	949	—

Net change in unrealized appreciation
(depreciation) on investments	344	(55)	—	1,226	1
Net increase (decrease) in net assets
resulting from operations	$802	$44	$—	$2,049	$1
(Concluded)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2025 and 2024

					Lazard
	BNY Mellon		Invesco Variable		Retirement
	Investment Portfolios		Investment Funds		Series, Inc.
					Retirement
		Small Cap			U.S. Small
	Stock	Stock Index	High Yield	Core Equity	Cap Equity
	Index Fund	Portfolio	Fund	Fund	Portfolio

Net assets at December 31, 2023	$187,831	$2,594	$16,486	$351,680	$266,311
Changes from 2024 operations
Net investment income (loss)	(227)	(18)	713	(2,223)	(3,661)
Net realized gain (loss) on investments	18,544	69	(31)	35,551	8,131
Net change in unrealized appreciation
(depreciation) on investments	24,533	106	315	51,209	21,873
Net increase (decrease) in net
assets resulting from operations	42,850	157	997	84,537	26,343
Contract transactions
Surrenders and death benefits	—	—	—	(800)	(3,545)
Contract maintenance charges	(20)	(3)	(11)	(31)	(36)
Other transfers between sub-accounts,
including fixed interest account	(406)	—	165	(1,485)	15,251
Net increase (decrease) in net assets
resulting from contract transactions	(426)	(3)	154	(2,316)	11,670
Total increase (decrease) in net assets	42,424	154	1,151	82,221	38,013
Net assets at December 31, 2024	$230,255	$2,748	$17,637	$433,901	$304,324
Changes from 2025 operations
Net investment income (loss)	(591)	(13)	323	(2,444)	(3,451)
Net realized gain (loss) on investments	24,450	265	(339)	20,775	17,598
Net change in unrealized appreciation (depreciation) on investments	12,661	(157)	893	18,277	(15,163)
Net increase (decrease) in net
assets resulting from operations	36,520	95	877	36,608	(1,016)
Contract transactions
Surrenders and death benefits	(7,172)	—	(10,356)	(968)	(31,735)
Contract maintenance charges	(60)	(3)	(11)	(69)	(19)
Other transfers between sub-accounts,
including fixed interest account	(1,383)	—	(36)	(122,006)	5,723
Net increase (decrease) in net assets
resulting from contract transactions	(8,615)	(3)	(10,403)	(123,043)	(26,031)
Total increase (decrease) in net assets	27,905	92	(9,526)	(86,435)	(27,047)
Net assets at December 31, 2025	$258,160	$2,840	$8,111	$347,466	$277,277
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2025 and 2024

	LVIP American Century		The Alger
	Variable Portfolios, Inc.		Funds
	VP Disciplined		Large Cap	Mid Cap	Capital
	Core Value	VP Value	Growth	Growth	Appreciation
	Fund	Fund	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2023	$28,327	$427,582	$58,788	$312,273	$380,914
Changes from 2024 operations
Net investment income (loss)	(64)	7,711	(902)	(4,429)	(5,482)
Net realized gain (loss) on investments	(247)	31,944	263	4,875	23,254
Net change in unrealized appreciation
(depreciation) on investments	3,509	(4,362)	24,797	62,521	146,985
Net increase (decrease) in net
assets resulting from operations	3,198	35,293	24,158	62,967	164,757
Contract transactions
Surrenders and death benefits	(1,389)	(2,266)	—	—	—
Contract maintenance charges	(38)	(38)	(6)	(17)	(31)
Other transfers between sub-accounts,
including fixed interest account	(104)	24,235	1	(1,926)	(69,314)
Net increase (decrease) in net assets
resulting from contract transactions	(1,531)	21,931	(5)	(1,943)	(69,345)
Total increase (decrease) in net assets	1,667	57,224	24,153	61,024	95,412
Net assets at December 31, 2024	$29,994	$484,806	$82,941	$373,297	$476,326
Changes from 2025 operations
Net investment income (loss)	(154)	1,197	(1,007)	(5,042)	(6,727)
Net realized gain (loss) on investments	(535)	55,487	16,557	4,675	151,802
Net change in unrealized appreciation (depreciation) on investments	2,649	1,607	4,067	61,984	21,203
Net increase (decrease) in net
assets resulting from operations	1,960	58,291	19,617	61,617	166,278
Contract transactions
Surrenders and death benefits	(21,290)	(35,296)	(3,147)	(9,463)	(12,271)
Contract maintenance charges	(30)	(32)	(7)	(17)	(32)
Other transfers between sub-accounts,
including fixed interest account	168	(70,121)	(19,562)	(5,140)	(45,849)
Net increase (decrease) in net assets
resulting from contract transactions	(21,152)	(105,449)	(22,716)	(14,620)	(58,152)
Total increase (decrease) in net assets	(19,192)	(47,158)	(3,099)	46,997	108,126
Net assets at December 31, 2025	$10,802	$437,648	$79,842	$420,294	$584,452
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity Variable Insurance Products
						Government
					Investment	Money
	Overseas	Growth	Contrafund	Mid-Cap	Grade Bond	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Net assets at December 31, 2023	$302,199	$40,962	$282,103	$58,981	$212,052	$841,842
Changes from 2024 operations
Net investment income (loss)	515	(692)	(4,087)	(487)	5,413	32,062
Net realized gain (loss) on investments	17,479	12,416	48,291	8,582	(482)	—
Net change in unrealized appreciation
(depreciation) on investments	(7,983)	(180)	43,997	1,334	(3,247)	—
Net increase (decrease) in net
assets resulting from operations	10,011	11,544	88,201	9,429	1,684	32,062
Contract transactions
Surrenders and death benefits	(559)	(1,513)	—	—	—	(4,879)
Contract maintenance charges	(17)	(46)	(9)	(10)	(12)	(74)
Other transfers between sub-accounts,
including fixed interest account	5,577	5	(11,964)	(1)	29,295	13,140
Net increase (decrease) in net assets
resulting from contract transactions	5,001	(1,554)	(11,973)	(11)	29,283	8,187
Total increase (decrease) in net assets	15,012	9,990	76,228	9,418	30,967	40,249
Net assets at December 31, 2024	$317,211	$50,952	$358,331	$68,399	$243,019	$882,091
Changes from 2025 operations
Net investment income (loss)	603	(1,227)	(4,101)	(555)	6,635	15,234
Net realized gain (loss) on investments	45,347	16,399	89,173	7,354	(3,010)	—
Net change in unrealized appreciation (depreciation) on investments	12,384	5,611	(31,588)	(879)	11,446	—
Net increase (decrease) in net
assets resulting from operations	58,334	20,783	53,484	5,920	15,071	15,234
Contract transactions
Surrenders and death benefits	(1,716)	(4,244)	(2,368)	—	—	(410,166)
Contract maintenance charges	(18)	(46)	(11)	(11)	(12)	(86)
Other transfers between sub-accounts,
including fixed interest account	3,684	50,992	(85,698)	(9,525)	29,538	(310,783)
Net increase (decrease) in net assets
resulting from contract transactions	1,950	46,702	(88,077)	(9,536)	29,526	(721,035)
Total increase (decrease) in net assets	60,284	67,485	(34,593)	(3,616)	44,597	(705,801)
Net assets at December 31, 2025	$377,495	$118,437	$323,738	$64,783	$287,616	$176,290
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Janus
	Henderson	Lord Abbett
	Portfolio	Series Fund, Inc.

		Bond-	Growth &	Mid Cap
	Overseas	Debenture	Income	Stock
	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2023	$13,394	$1,671	$229,284	$2,747
Changes from 2024 operations
Net investment income (loss)	(23)	67	(1,043)	(39)
Net realized gain (loss) on investments	82	(6)	23,108	325
Net change in unrealized appreciation
(depreciation) on investments	508	20	22,181	68
Net increase (decrease) in net
assets resulting from operations	567	81	44,246	354
Contract transactions
Surrenders and death benefits	—	—	(746)	—
Contract maintenance charges	(32)	(4)	(19)	(7)
Other transfers between sub-accounts,
including fixed interest account	(1)	—	(2,334)	(1)
Net increase (decrease) in net assets
resulting from contract transactions	(33)	(4)	(3,099)	(8)
Total increase (decrease) in net assets	534	77	41,147	346
Net assets at December 31, 2024	$13,928	$1,748	$270,431	$3,093
Changes from 2025 operations
Net investment income (loss)	(12)	77	(1,943)	(45)
Net realized gain (loss) on investments	107	(6)	34,335	258
Net change in unrealized appreciation (depreciation) on investments	3,652	42	12,208	(51)
Net increase (decrease) in net
assets resulting from operations	3,747	113	44,600	162
Contract transactions
Surrenders and death benefits	—	—	(884)	—
Contract maintenance charges	(32)	(4)	(19)	(6)
Other transfers between sub-accounts,
including fixed interest account	(3)	—	13,460	—
Net increase (decrease) in net assets
resulting from contract transactions	(35)	(4)	12,557	(6)
Total increase (decrease) in net assets	3,712	109	57,157	156
Net assets at December 31, 2025	$17,640	$1,857	$327,588	$3,249
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2025 and 2024

	T. Rowe Price Equity Series, Inc.

	Blue Chip	Equity	Health	Moderate
	Growth	Income	Science	Allocation
	Portfolio	Portfolio II	Portfolio II	Portfolio

Net assets at December 31, 2023	$251,165	$5,520	$5,158	$53,741
Changes from 2024 operations
Net investment income (loss)	(3,888)	(7)	(99)	547
Net realized gain (loss) on investments	15,194	444	558	1,788
Net change in unrealized appreciation
(depreciation) on investments	73,527	85	(479)	2,288
Net increase (decrease) in net
assets resulting from operations	84,833	522	(20)	4,623
Contract transactions
Surrenders and death benefits	—	—	—	—
Contract maintenance charges	(43)	(7)	(6)	(22)
Other transfers between sub-accounts,
including fixed interest account	(8)	(2)	(19)	(264)
Net increase (decrease) in net assets
resulting from contract transactions	(51)	(9)	(25)	(286)
Total increase (decrease) in net assets	84,782	513	(45)	4,337
Net assets at December 31, 2024	$335,947	$6,033	$5,113	$58,078
Changes from 2025 operations
Net investment income (loss)	(4,444)	(21)	(91)	512
Net realized gain (loss) on investments	38,721	696	281	3,880
Net change in unrealized appreciation (depreciation) on investments	19,840	53	619	2,927
Net increase (decrease) in net
assets resulting from operations	54,117	728	809	7,319
Contract transactions
Surrenders and death benefits	—	—	—	(10,576)
Contract maintenance charges	(45)	(7)	(6)	(23)
Other transfers between sub-accounts,
including fixed interest account	(13,465)	1	20	(66)
Net increase (decrease) in net assets
resulting from contract transactions	(13,510)	(6)	14	(10,665)
Total increase (decrease) in net assets	40,607	722	823	(3,346)
Net assets at December 31, 2025	$376,554	$6,755	$5,936	$54,732
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Statements of Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock
	Mid-Cap	Real Estate	Market	Market	Capital
	Index	Index	Index	Index	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2023	$7,597	$4,024	$1	$11,588	$4
Changes from 2024 operations
Net investment income (loss)	(49)	45	—	(102)	—
Net realized gain (loss) on investments	164	103	—	1,016	—
Net change in unrealized appreciation
(depreciation) on investments	858	(42)	—	1,547	—
Net increase (decrease) in net
assets resulting from operations	973	106	—	2,461	—
Contract transactions
Surrenders and death benefits	—	—	—	—	—
Contract maintenance charges	(24)	(5)	—	(23)	—
Other transfers between sub-accounts,
including fixed interest account	—	1	—	5	—
Net increase (decrease) in net assets
resulting from contract transactions	(24)	(4)	—	(18)	—
Total increase (decrease) in net assets	949	102	—	2,443	—
Net assets at December 31, 2024	$8,546	$4,126	$1	$14,031	$4
Changes from 2025 operations
Net investment income (loss)	(65)	29	—	(126)	—
Net realized gain (loss) on investments	523	70	—	949	—
Net change in unrealized appreciation (depreciation) on investments	344	(55)	—	1,226	1
Net increase (decrease) in net
assets resulting from operations	802	44	—	2,049	1
Contract transactions
Surrenders and death benefits	—	—	—	—	—
Contract maintenance charges	(24)	(5)	—	(24)	—
Other transfers between sub-accounts,
including fixed interest account	(1)	2	—	6	—
Net increase (decrease) in net assets
resulting from contract transactions	(25)	(3)	—	(18)	—
Total increase (decrease) in net assets	777	41	—	2,031	1
Net assets at December 31, 2025	$9,323	$4,167	$1	$16,062	$5
(Concluded)

The accompanying notes are an integral part of these financial statements.

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2025

1.    Organization
Athene Variable Annuity Account A (the Separate Account), is a segregated investment account of Athene Annuity & Life Assurance Company (the Company). The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows investment company accounting guidance in accordance with accounting principles accepted in the United States of America. The Separate Account is a funding vehicle for individual variable annuity contracts issued by the Company.
On October 11, 2024, Athene Annuity & Life Assurance Company (AADE) merged with and into Athene Annuity and Life Company (AAIA), with AAIA as the surviving entity following the receipt of all required regulatory approvals.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and segregated from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts cannot be used to fulfill any other obligations arising from any other business the Company may conduct.
The Separate Account includes two investment products: a variable annuity and an annuity with both fixed and variable portions (VA 2+2). Neither of these products are being actively marketed by the Company. The significant features of these products include flexible premium payments, death benefits and tax deferred investment options to potentially maximize the value of the contract.
Investments
The deposits of the Separate Account are invested at the direction of the contract holders in the sub-accounts that comprise the Separate Account (the Subaccounts). The fixed account offers minimum interest rates that are guaranteed by the General Account of the Company. The sub-accounts of the Separate Account (which does not include the allocation to the Fixed Account) invest in the following underlying mutual fund portfolios (collectively, the Funds):

Subaccount	Mutual Fund
BNY Mellon Investment Portfolios	BNY Mellon Investment Portfolios
Stock Index Fund	Stock Index Fund
Small Cap Stock Index Portfolio	Small Cap Stock Index Portfolio
Invesco Variable Investment Funds	Invesco Variable Investment Funds
High Yield Fund	High Yield Fund
Core Equity Fund	Core Equity Fund
Lazard Retirement Series, Inc.	Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio	Retirement U.S. Small Cap Equity Portfolio
LVIP American Century Variable Portfolios, Inc.	LVIP American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund	VP Disciplined Core Value Fund
VP Value Fund	VP Value Fund
The Alger Funds	The Alger Funds
Large Cap Growth Portfolio	Large Cap Growth Portfolio
Mid Cap Growth Portfolio	Mid Cap Growth Portfolio
Capital Appreciation Portfolio	Capital Appreciation Portfolio
(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2025

Subaccount	Mutual Fund
Fidelity Variable Insurance Products	Fidelity Variable Insurance Products
Overseas Portfolio	Overseas Portfolio
Growth Portfolio	Growth Portfolio
Contrafund Portfolio	Contrafund Portfolio
Mid-Cap Portfolio	Mid-Cap Portfolio
Investment Grade Bond Portfolio	Investment Grade Bond Portfolio
Government Money Market Fund	Government Money Market Fund
Janus Henderson Portfolio	Janus Henderson Portfolio
Overseas Portfolio	Overseas Portfolio
Lord Abbett Series Fund, Inc.	Lord Abbett Series Fund, Inc.
Bond-Debenture Portfolio	Bond-Debenture Portfolio
Growth & Income Portfolio	Growth & Income Portfolio
Mid Cap Stock Portfolio	Mid Cap Stock Portfolio
T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio	Blue Chip Growth Portfolio
Equity Income Portfolio II	Equity Income Portfolio II
Health Science Portfolio II	Health Science Portfolio II
Moderate Allocation Portfolio	Moderate Allocation Portfolio
Vanguard Variable Insurance Funds	Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio	Mid-Cap Index Portfolio
Real Estate Index Portfolio	Real Estate Index Portfolio
Total Bond Market Index Portfolio	Total Bond Market Index Portfolio
Total Stock Market Index Portfolio	Total Stock Market Index Portfolio
Capital Growth Portfolio	Capital Growth Portfolio
(Concluded)

2.    Summary Of Significant Accounting Policies
Basis of Accounting
Financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.
Use of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from the estimates used in preparing the financial statements. The primary estimates included in the accompanying financial statements are the assumptions and judgments utilized in determining the fair value of investments.
Investment Valuation
Investments in mutual fund shares are carried in the statements of net assets at fair value based on the net asset value (NAV) of the underlying mutual funds, which value their investment securities at fair value. Investment transactions are accounted for on a trade-date basis, and the cost of investments sold is determined by the first-in, first-out method.

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2025
In valuing securities, the Company uses a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels:
Level 1    Values are unadjusted quoted prices for identical assets and liabilities in active markets accessible at the measurement date.
Level 2    Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument.  Such inputs include market interest rates and volatilities, spreads and yield curves.
Level 3    Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement.  Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.
All assets held by the Separate Account are classified in Level 2. There were no transfers between levels in 2025.
Dividends
Dividends paid to the Separate Account are automatically reinvested in shares of the same funds on the payable date.

Accumulation Unit Value
Accumulation unit value is calculated at close on trading days based on the contract owner's proportion of the fund NAV over the number of units outstanding for the respective fund.

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from the Company. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Segment Reporting
Each Subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. The chief operating decision maker (CODM) oversees the activities of the Separate Account using information of each Subaccount. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by the Company to support the liabilities of the applicable insurance contracts. The President of the Company is the CODM.
The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operations decisions while monitoring the net assets of each of the funds within the Separate Account. The accounting policies used to measure profit and loss of the segments are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the Statements of Net Assets as net assets. Refer to the Statements of Operations and Changes in Net Assets and related notes for each Subaccount’s operating segment significant expenses. All assets and revenue are generated in the US and there is no customer greater than 10% of consolidated results for all periods presented.

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2025
3.    Fund Charges
The Separate Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Separate Account and as reimbursement for certain mortality and other risks assumed by the Company.
Mortality and Expense and Administration Charges
The Company charges a fee against the contract holder for mortality and expense risks it assumes equivalent to an annual rate of 1.25% and 1.75% of the average daily value of each contract for variable annuity and VA 2+2 policies, respectively. Both products also offer the option of an additional death benefit. If this option is selected, the Company charges a total fee equivalent to an annual rate of 1.45% and 2.00% of the average daily value of the contract for variable annuity and VA 2+2 policies, respectively. In addition, the Company receives a fund facilitation fee from the contract holder equivalent to 0.20% of the average daily value of the contract on investments in the Vanguard Variable Insurance Fund. Mortality and Expense and Administration Charges are recognized as a reduction in accumulation unit values through a reduction in net investment income (loss).
Contract Maintenance Charges
The Separate Account deducts an administrative fee of $35 per year for each contract, except for certain contracts based on a minimum account value. The contract maintenance charge is recognized as a redemption of units and is included in the contract maintenance charges line item of the Statements of Changes in Net Assets.
Other Charges
For variable annuity policies, transfers in excess of twelve during the accumulation phase, and in excess of four during the income phase, during a one-year period result in a $25 transfer fee assessment against the contract holder. For VA 2+2 policies, transfers in excess of 20 during the accumulation phase, and in excess of four during the income phase, during a one-year period result in a $25 transfer fee assessment against the contract. When applicable, an amount for state premium taxes is deducted as provided by pertinent state law, either from purchase payments or from the amount applied to affect an annuity at the time annuity payments commence. These charges are recognized as a redemption of units and are included in the Statements of Changes in Net Assets line item other transfers between sub-accounts, including fixed interest account.

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2025
4.    Purchases and Sales of Securities
The cost of investments purchased and proceeds from investments sold were as follows for the year ended December 31, 2025:

	Cost of	Proceeds
	Purchases	From Sales

BNY Mellon Investment Portfolios
Stock Index Fund	$20,781	$16,875
Small Cap Stock Index Portfolio	294	49
Invesco Variable Investment Funds
High Yield Fund	564	10,644
Core Equity Fund	29,518	130,409
Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio	59,851	56,065
LVIP American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund	712	22,019
VP Value Fund	62,517	133,914
The Alger Funds
Large Cap Growth Portfolio	8,597	23,724
Mid Cap Growth Portfolio	31,845	51,507
Capital Appreciation Portfolio	159,338	132,243
Fidelity Variable Insurance Products
Overseas Portfolio	72,955	37,150
Growth Portfolio	65,807	5,578
Contrafund Portfolio	62,233	101,138
Mid-Cap Portfolio	7,462	10,356
Investment Grade Bond Portfolio	57,775	21,614
Government Money Market Portfolio	150,397	856,199
Janus Henderson Portfolio
Overseas Portfolio	229	277
Lord Abbett Series Fund, Inc.
Bond-Debenture Portfolio	108	36
Growth & Income Portfolio	47,912	4,634
Mid Cap Stock Portfolio	262	61
T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio	31,435	17,954
Equity Income Portfolio II	739	119
Health Sciences Portfolio II	216	98
Moderate Allocation Portfolio	3,810	11,626
Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio	550	199
Real Estate Index Portfolio	185	88
Total Bond Market Index Portfolio	—	—
Total Stock Market Index Portfolio	956	313
Capital Growth Portfolio	—	—

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2025
5.    Summary of Unit Transactions
Transactions in units for the years ended December 31, 2025 and 2024 were as follows:

	Years Ended December 31,
	2025	2024
	Units	Units

BNY Mellon Investment Portfolios Stock Index Fund
Contract purchases	—	—
Redemptions and transfers to/(from)	(149)	(18)
BNY Mellon Investment Portfolios Small Cap Stock Index Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	—	—
Invesco Variable Investment Funds High Yield Fund
Contract purchases	—	—
Redemptions and transfers to/(from)	(460)	7
Invesco Variable Investment Funds Core Equity Fund
Contract purchases	—	—
Redemptions and transfers to/(from)	(3,649)	(64)
Lazard Retirement Series, Inc. Retirement U.S. Small Cap
Equity Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	(539)	221
American Century Variable Portfolios, Inc. VP Disciplined
Core Value Fund
Contract purchases	—	—
Redemptions and transfers to/(from)	(595)	(45)
LVIP American Century Variable Portfolios, Inc. VP Value Fund
Contract purchases	—	—
Redemptions and transfers to/(from)	(1,990)	412
The Alger Funds Large Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	(525)	—
The Alger Funds Mid Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	(236)	(1)
		(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2025

	Years Ended December 31,
	2025	2024
	Units	Units

The Alger Funds Capital Appreciation Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	(492)	(1,287)
Fidelity Variable Insurance Products Overseas Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	67	252
Fidelity Variable Insurance Products Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	1,169	(34)
Fidelity Variable Insurance Products Contrafund Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	(1,348)	(206)
Fidelity Variable Insurance Products Mid-Cap Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	(217)	—
Fidelity Variable Insurance Products Investment Grade Bond
Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	1,930	2,017
Fidelity Variable Insurance Products Government Money
Market Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	(66,056)	789
Janus Henderson Portfolio Overseas Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	(1)	(1)
Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	—	—
		(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2025

Years Ended December 31,
	2025	2024
	Units	Units

Lord Abbett Series Fund, Inc. Growth & Income Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	384	(81)
Lord Abbett Series Fund Mid Cap Stock Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	—	—
T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	(209)	(1)
T. Rowe Price Equity Series, Inc. Equity Income Portfolio II
Contract purchases	—	—
Redemptions and transfers to/(from)	—	—
T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II
Contract purchases	—	—
Redemptions and transfers to/(from)	—	—
T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	(367)	(11)
Vanguard Variable Insurance Funds Mid-Cap Index Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	(1)	(1)
Vanguard Variable Insurance Funds Real Estate Index Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	—	—
Vanguard Variable Insurance Funds Total Bond Market Index
Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	—	—
Vanguard Variable Insurance Funds Total Stock Market Index
Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	(1)	—
Vanguard Variable Insurance Funds Capital Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/(from)	—	—
(Concluded)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2025
6.    Financial Highlights
The Company sells two different products which have unique combinations of features and fees that are charged against the contract holder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. This information is presented as a range of minimum and maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. Below is a summary of units outstanding, unit values and net assets at December 31, 2025, 2024, 2023, 2022 and 2021, and the ratios of investment income, expenses to average net assets, and total return for the years then ended:

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

BNY Mellon Investment Portfolios
Stock Index Fund
2025	8,992	$48.42	$60.66	$258,160	1.03%	1.25%	2.00%	15.21%	16.07%
2024	9,141	41.80	52.26	230,255	1.17	1.25	2.00	22.17	23.10
2023	9,159	34.02	42.41	187,831	1.45	1.25	2.00	23.92	24.85
2022	9,308	27.30	34.14	156,150	0.98	1.25	2.00	(20.24)	(19.64)
2021	4,735	34.05	42.69	200,408	1.13	1.25	2.00	25.87	26.82
Small Cap Stock Index Portfolio
2025	141	38.51	40.55	2,840	1.28	1.25	2.00	3.27	3.53
2024	141	37.29	39.17	2,748	1.12	1.25	2.00	5.80	6.07
2023	141	35.24	36.93	2,594	0.53	1.25	2.00	13.11	13.39
2022	141	31.16	32.57	2,290	0.92	1.25	2.00	(18.30)	(18.09)
2021	70	38.14	39.76	2,799	0.65	1.25	2.00	23.65	23.96
Invesco Variable Investment Funds
High Yield Fund
2025	1,517	21.44	24.55	8,111	3.71	1.25	2.00	4.61	5.40
2024	1,977	20.49	23.30	17,637	5.78	1.25	2.00	5.58	6.38
2023	1,970	19.41	21.90	16,486	8.55	1.25	2.00	8.00	8.81
2022	2,181	17.97	20.13	18,979	4.31	1.25	2.00	(11.34)	(10.68)
2021	1,181	20.27	22.53	25,210	4.74	1.25	2.00	2.32	3.09
Core Equity Fund
2025	18,136	39.60	42.87	347,466	0.59	1.25	2.00	13.87	14.73
2024	21,785	34.59	37.56	433,901	0.71	1.25	2.00	23.10	24.04
2023	21,849	27.94	30.43	351,680	0.73	1.25	2.00	20.93	21.84
2022	19,279	22.98	25.10	227,591	0.93	1.25	2.00	(22.12)	(21.53)
2021	9,705	29.34	32.15	294,038	0.67	1.25	2.00	25.21	26.15
Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio
2025	10,608	29.01	55.37	277,277	0.64	1.25	2.00	0.16	0.92
2024	11,147	28.96	54.87	304,324	—	1.25	2.00	8.90	9.72
2023	10,926	26.59	50.01	266,311	—	1.25	2.00	7.85	8.66
2022	10,806	24.66	46.02	239,558	—	1.25	2.00	(17.19)	(16.56)
2021	5,569	29.77	55.16	305,455	0.05	1.25	2.00	17.50	18.38
								(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2025

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

LVIP American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund
2025	1,503	$32.77	$40.18	$10,802	0.83%	1.25%	2.00%	12.52%	13.37%
2024	2,098	28.97	35.44	29,994	1.31	1.25	2.00	10.90	11.74
2023	2,143	25.98	31.72	28,327	2.54	1.25	2.00	6.51	7.31
2022	2,276	24.26	29.56	30,131	1.72	1.25	2.00	(14.46)	(13.82)
2021	1,224	28.20	34.30	40,664	1.07	1.25	2.00	21.20	22.12
VP Value Fund
2025	15,441	36.88	62.66	437,648	1.54	1.25	2.00	13.72	14.58
2024	17,431	32.43	54.69	484,806	2.96	1.25	2.00	7.31	8.12
2023	17,019	30.22	50.58	427,582	2.51	1.25	2.00	6.86	7.66
2022	15,946	28.28	46.98	344,815	2.13	1.25	2.00	(1.37)	(0.63)
2021	8,430	28.67	47.28	388,985	1.74	1.25	2.00	22.05	22.96
The Alger Funds
Large Cap Growth Portfolio
2025	2,182	48.64	71.63	79,842	—	1.25	2.00	27.69	28.65
2024	2,707	37.88	55.96	82,941	—	1.25	2.00	40.04	41.10
2023	2,707	26.90	39.86	58,788	—	1.25	2.00	30.05	31.03
2022	1,427	20.57	30.57	17,333	—	1.25	2.00	(39.87)	(39.42)
2021	805	34.03	50.71	28,620	—	1.25	2.00	9.63	10.45
Mid Cap Growth Portfolio
2025	17,663	40.48	43.17	420,294	—	1.25	2.00	14.45	15.32
2024	17,899	35.37	37.44	373,297	—	1.25	2.00	18.65	19.55
2023	17,900	29.88	31.30	312,273	—	1.25	2.00	20.74	21.65
2022	17,855	24.61	25.86	255,554	—	1.25	2.00	(37.34)	(36.87)
2021	8,104	39.06	41.17	330,439	—	1.25	2.00	2.14	2.91
Capital Appreciation Portfolio
2025	15,324	78.34	126.55	584,452	—	1.25	2.00	30.24	31.22
2024	15,816	59.82	96.92	476,326	—	1.25	2.00	45.18	46.28
2023	17,103	40.98	66.59	380,914	—	1.25	2.00	40.31	41.36
2022	18,101	29.05	47.34	299,800	—	1.25	2.00	(37.78)	(37.31)
2021	8,415	46.43	75.90	407,884	—	1.25	2.00	16.77	17.65
Fidelity Variable Insurance Products
Overseas Portfolio
2025	36,909	19.96	26.10	377,495	1.43	1.25	2.00	17.68	18.56
2024	36,842	16.86	22.12	317,211	1.42	1.25	2.00	2.71	3.49
2023	36,590	16.33	21.48	302,199	0.83	1.25	2.00	17.85	18.73
2022	38,718	13.78	18.18	285,203	0.87	1.25	2.00	(26.17)	(25.62)
2021	19,096	18.56	24.57	370,412	0.33	1.25	2.00	17.03	17.91
Growth Portfolio
2025	3,419	49.46	76.20	118,437	0.06	1.25	2.00	12.34	13.19
2024	2,250	43.78	67.66	50,952	—	1.25	2.00	27.48	28.45
2023	2,284	34.15	52.94	40,962	—	1.25	2.00	33.21	34.21
2022	2,481	25.50	39.64	35,835	0.35	1.25	2.00	(26.13)	(25.58)
2021	1,343	34.33	53.54	51,124	—	1.25	2.00	20.47	21.38
Contrafund Portfolio
2025	12,126	69.63	77.99	323,738	—	1.25	2.00	18.80	19.69
2024	13,474	58.61	65.16	358,331	0.03	1.25	2.00	30.79	31.78
2023	13,680	44.82	49.45	282,103	0.26	1.25	2.00	30.49	31.47
2022	15,936	34.34	37.61	299,420	0.27	1.25	2.00	(27.94)	(27.40)
2021	8,066	47.66	51.81	417,870	0.03	1.25	2.00	24.99	25.93
								(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2025

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

Mid-Cap Portfolio
2025	3,123	$46.51	$49.29	$64,783	0.42%	1.25%	2.00%	9.54%	10.37%
2024	3,340	42.45	44.66	68,399	0.56	1.25	2.00	15.15	16.02
2023	3,340	37.09	38.63	58,981	0.56	1.25	2.00	12.80	13.65
2022	3,611	32.70	34.16	61,084	0.51	1.25	2.00	(16.43)	(15.80)
2021	1,807	38.92	40.78	72,678	0.59	1.25	2.00	23.12	24.04
Investment Grade Bond Portfolio
2025	33,036	13.52	15.70	287,616	3.77	1.25	2.00	5.10	5.89
2024	31,106	12.86	14.82	243,019	3.59	1.25	2.00	(0.24)	0.51
2023	29,089	12.90	14.75	212,052	2.69	1.25	2.00	4.11	4.89
2022	27,646	12.39	14.06	181,895	2.17	1.25	2.00	(14.68)	(14.04)
2021	14,687	14.52	16.36	239,893	2.09	1.25	2.00	(2.57)	(1.84)
Government Money Market Fund
2025	60,036	9.52	11.08	176,290	4.19	1.25	2.00	2.07	2.84
2024	126,092	9.33	10.77	882,091	4.98	1.25	2.00	3.01	3.79
2023	125,303	9.05	10.38	841,842	4.73	1.25	2.00	2.82	3.59
2022	86,380	8.80	10.02	422,585	1.41	1.25	2.00	(0.57)	0.18
2021	44,037	8.86	10.00	438,700	0.01	1.25	2.00	(1.97)	(1.23)
Janus Henderson Portfolio
Overseas Portfolio
2025	1,006	36.56	60.34	17,640	1.45	1.25	2.00	26.32	27.27
2024	1,007	28.94	47.41	13,928	1.38	1.25	2.00	3.72	4.51
2023	1,008	27.91	45.36	13,394	1.16	1.25	2.00	8.68	9.50
2022	1,233	25.68	41.43	19,802	1.74	1.25	2.00	(10.41)	(9.74)
2021	635	28.66	45.90	23,144	1.14	1.25	2.00	11.34	12.17
Lord Abbett Series Fund, Inc.
Bond-Debenture Portfolio
2025	462	20.77	21.87	1,857	6.03	1.75	2.00	6.18	6.45
2024	462	19.56	20.55	1,748	5.67	1.75	2.00	4.59	4.85
2023	462	18.70	19.60	1,671	1.86	1.75	2.00	4.45	4.71
2022	674	17.91	18.72	5,380	3.90	1.75	2.00	(14.53)	(14.31)
2021	377	20.95	21.84	7,979	2.87	1.75	2.00	1.23	1.49
Growth & Income Portfolio
2025	18,779	33.45	37.40	327,588	—	1.25	2.00	14.97	15.83
2024	18,395	29.09	32.29	270,431	0.87	1.25	2.00	18.20	19.09
2023	18,476	24.61	27.11	229,284	0.96	1.25	2.00	10.95	11.79
2022	18,651	22.18	24.25	209,139	1.27	1.25	2.00	(11.23)	(10.56)
2021	10,009	24.99	27.12	270,847	1.04	1.25	2.00	26.47	27.42
Mid Cap Stock Portfolio
2025	320	27.36	28.81	3,249	0.34	1.75	2.00	4.93	5.20
2024	320	26.07	27.39	3,093	0.47	1.75	2.00	12.61	12.89
2023	320	23.15	24.26	2,747	0.22	1.75	2.00	13.14	13.42
2022	386	20.46	21.39	3,774	0.78	1.75	2.00	(12.97)	(12.75)
2021	206	23.51	24.51	4,969	0.56	1.75	2.00	26.15	26.47
T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio
2025	10,946	77.93	82.67	376,554	—	1.25	2.00	16.39	17.26
2024	11,155	66.96	70.50	335,947	—	1.25	2.00	32.81	33.82
2023	11,156	50.78	52.83	251,165	—	1.25	2.00	46.35	47.44
2022	12,752	34.45	36.01	227,416	—	1.25	2.00	(39.72)	(39.27)
2021	6,390	56.93	59.59	376,140	—	1.25	2.00	15.29	16.16
								(Continued)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2025

					Investment
		Unit Value		Net	Income	Expense Ratio (2)		Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Low to High		Low to High

Equity Income Portfolio II
2025	472	$31.55	$33.23	$6,755	1.44%	1.75%	2.00%	11.82%	12.10%
2024	472	28.22	29.64	6,033	1.63	1.75	2.00	9.16	9.43
2023	472	25.85	27.09	5,520	2.61	1.75	2.00	7.15	7.42
2022	472	24.12	25.21	5,146	1.56	1.75	2.00	(5.49)	(5.25)
2021	268	25.52	26.61	7,060	1.40	1.75	2.00	22.74	23.05
Health Sciences Portfolio II
2025	8,912	83.53	87.96	5,936	—	1.75	2.00	15.47	15.76
2024	8,912	72.33	75.98	5,113	—	1.75	2.00	(0.61)	(0.36)
2023	8,912	72.77	76.25	5,158	—	1.75	2.00	0.66	0.91
2022	8,912	72.30	75.57	5,118	—	1.75	2.00	(14.41)	(14.20)
2021	68	84.48	88.07	5,972	—	1.75	2.00	10.60	10.87
Moderate Allocation Portfolio
2025	4,010	28.14	31.00	54,732	2.19	1.25	2.00	12.24	13.08
2024	4,377	25.07	27.42	58,078	2.30	1.25	2.00	7.86	8.68
2023	4,388	23.24	25.23	53,741	2.82	1.25	2.00	13.07	13.92
2022	4,397	20.56	22.14	47,417	1.55	1.25	2.00	(19.93)	(19.33)
2021	2,245	25.67	27.45	61,390	0.98	1.25	2.00	7.88	8.70
Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio
2025	397	44.80	47.18	9,323	1.23	1.95	2.20	9.11	9.39
2024	398	41.06	43.13	8,546	1.38	1.95	2.20	12.55	12.84
2023	399	36.48	38.22	7,597	0.71	1.95	2.20	13.32	13.60
2022	400	32.19	33.65	6,711	1.13	1.95	2.20	(20.59)	(20.39)
2021	200	40.54	42.26	8,458	1.09	1.95	2.20	21.65	21.96
Real Estate Index Portfolio
2025	403	24.45	25.74	4,167	2.69	1.95	2.20	0.87	1.12
2024	403	24.24	25.46	4,126	3.13	1.95	2.20	2.45	2.70
2023	403	23.66	24.79	4,024	—	1.95	2.20	9.28	9.55
2022	462	21.65	22.63	4,944	1.98	1.95	2.20	(27.90)	(27.72)
2021	240	30.03	31.31	7,402	2.14	1.95	2.20	37.16	37.50
Total Bond Market Index Portfolio
2025	154	11.96	12.59	1	2.84	1.95	2.20	4.61	4.87
2024	154	11.43	12.01	1	—	1.95	2.20	(0.98)	(0.73)
2023	154	11.54	12.09	1	7.51	1.95	2.20	3.29	3.54
2022	265	11.17	11.68	1,245	2.49	1.95	2.20	(15.10)	(14.89)
2021	154	13.16	13.72	2,027	2.16	1.95	2.20	(3.86)	(3.61)
Total Stock Market Index Portfolio
2025	678	53.82	56.68	16,062	1.15	1.95	2.20	14.39	14.68
2024	679	47.05	49.43	14,031	1.23	1.95	2.20	21.00	21.31
2023	679	38.88	40.74	11,588	1.23	1.95	2.20	23.22	23.53
2022	761	31.56	32.98	11,978	1.39	1.95	2.20	(21.34)	(21.14)
2021	395	40.12	41.83	16,333	1.24	1.95	2.20	22.91	23.21
Capital Growth Portfolio
2025	—	76.38	80.44	5	1.09	1.95	2.20	26.18	26.49
2024	—	60.54	63.59	4	1.01	1.95	2.20	10.92	11.20
2023	—	54.57	57.18	4	1.01	1.95	2.20	25.22	25.53
2022	—	43.58	45.55	3	—	1.95	2.20	(17.32)	(17.11)
2021	—	52.71	54.96	4	—	1.95	2.20	18.90	19.20
								(Concluded)

Athene Variable Annuity Account A
Notes to Financial Statements
December 31, 2025
(1)    These amounts represent the dividends, excluding distributions of capital gains, received by the sub account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude expenses assessed by the sub-account. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests. The investment income ratio is calculated for the effective period for each fund as applicable.
(2)    These ratios represent the annualized contract expenses of the Separate Account, which consist of the mortality and expense and administration charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner accounts through redemption of units and expenses of the underlying funds are excluded.
(3)    These amounts represent the total return for the year, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses would result in a reduction in the total return presented. The total return is calculated for the effective period for each fund as applicable.

7.    Subsequent Events
The Company has evaluated subsequent events through April 30, 2026, the date that these financial statements were available to be issued. Based on this evaluation, no events have occurred subsequent to December 31, 2025 that require disclosure or adjustment to the financial statements at that date or for the period ended.